Share Based Compensation	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Share Based Compensation
34.	SHARE BASED COMPENSATION
Long-term incentive plan
On May 13, 2020, Algoma Steel Holdings Inc. establi
s
hed a long-term incentive plan (“LTIP” or “Plan”), which was approved by the Board of Directors. The LTIP was designed to promote the alignment of senior management and employees of the Company with long-term shareholder interests.

Upon the consummation of the Merger on October 19
, 2021
, the Company cancelled the previous Plan and all outstanding awards under the Plan were replaced with Replacement LTIP awards (refer to Note 4)
. Subsequent to the cancellation of the Plan, the company introduced an Omnibus Equity Incentive Plan (“Omnibus Plan”). Under the terms of the Omnibus Plan, the maximum number of common shares that may be subjected to awards is 8.8 million common shares. The awards issuable under the Plan consists of Restricted Share Units (“RSU”), Deferred Share Units (“DSU”) Performance Share Units (“PSU”) and stock options.
Deferred share units
Under the terms of the Omnibus Plan, DSUs may be issued to members of the Board of Directors as may be designated by the Board of Directors from time-to-time
in satisfaction of all or a portion of Director fees. The number of DSUs to be issued in satisfaction of a payment of Director fees shall be equal to the amount of the Director fees divided by the give day volume weighted average price of the Company’s common shares preceding the grant date. DSUs are share-based payments measured at fair value at the date of grant and expensed immediately as the underlying services have been rendered. The grant date fair value takes into account the Company’s estimation of the DSUs that will eventually vest and adjusts for the effect of
non-market
based performance conditions. DSUs do not have an exercise price and become exercisable for one common share of the Company upon the retirement of the Director, or in the event of incapacity. The price of the Company’s common shares on the grant date is used to approximate the grant date fair value of each unit of DSUs.
As of March 31
2022
,
54,558
DSUs under the Omnibus Plan were granted to certain Directors of the Company, with a grant date fair value of US $9.54 per DSU

based on the market price of the Company’s common shares. The DSUs vested immediately upon issuance
. Accordingly, the Company recorded a share-based payment compensation expense of $0.7 million (March 31, 2021
 - $
14.1
million) in administrative and selling expenses on the consolidated statement of net income (loss) and contributed surplus on the consolidated statements of financial position. No exercises or forfeiture of DSUs have been recorded to date.
Restricted share units and performance share units
On March 28
, 2022
, the Board of Directors approved the resolution to grant RSUs and PSUs in accordance with the Omnibus Plan during the first quarter of the year ending March 31
, 2023
. Grant agreements will be issued to certain employees with specific terms and conditions, as well as certain performance targets that will need to be met during the year ending March 31
, 2023
in order for the awards to vest.